UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

AMENDMENT NO. 1
TO
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-8519

Federated Core Trust

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of Fiscal year-end:    12/31

Date of reporting period:     July 1, 2004 to June 30, 2005

Item 1.  Proxy Voting Record.
     Federated Mortgage Core Portfolio
     High Yield Bond Portfolio

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust
By (Signature and Title)	/s/John B. Fisher President - Principal Executive Officer

Insert printed name and title of signing officer    John B. Fisher, President - Principal Executive Officer

Date   September 7, 2007